Cover	Feb. 13, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 13, 2023
Entity File Number	001-33260
Entity Registrant Name	TE CONNECTIVITY LTD.
Entity Central Index Key	0001385157
Entity Tax Identification Number	98-0518048
Entity Incorporation, State or Country Code	V8
Entity Address, Address Line One	Mühlenstrasse 26
Entity Address, City or Town	Schaffhausen
Entity Address, Country	CH
Entity Address, Postal Zip Code	CH-8200
Country Region	+41
City Area Code	(0)52
Local Phone Number	633 66 61
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, Par Value CHF 0.57
Trading Symbol	TEL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false